Mezzanine Equity (Details) shares in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Nov. 01, 2017	Apr. 06, 2017	Mar. 08, 2016	Nov. 12, 2014
Redeemable Noncontrolling Interest [Line Items]
Term of redemption		1 year
Special distribution, maximum percentage of shares available for conversion for unitholders									99.00%
Units exchanged (in shares) | shares					356
Net (income) loss attributable to redeemable noncontrolling interests | $		$ 1,484,000	$ 1,147,000	$ 2,000
Activity of Member Interest
Units outstanding at beginning of year (in shares) | shares		4	5	5
Units redeemed for cash (in shares) | shares		0	(1)	0
Units outstanding at end of year (in shares) | shares	4	4	4	5	5
Units convertible/redeemable at end of year (in shares) | shares	4	4	4	5
Ashford Trust, Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Special distribution, conversion ratio, shares of Trust common units converted to one share of Inc. common stock									55
Ashford LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Special distribution, conversion ratio, shares of Trust common units converted to one share of Inc. common stock									55
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interest [Line Items]
Redemption of noncontrolling interest | $		$ 0	$ 18,000	$ 0
J&S [Member]
Redeemable Noncontrolling Interest [Line Items]
Voting interests acquired						85.00%
Ashford Holdings [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling ownership interest		0.20%
Net (income) loss attributable to redeemable noncontrolling interests | $		$ 19,000	$ 4,000	2,000
J&S [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling ownership interest	0.00%	0.00%	0.00%
Ownership interest	0.00%	85.00%	0.00%
Net (income) loss attributable to redeemable noncontrolling interests | $		$ (136,000)	$ 0	0
Activity of Member Interest
Redeemable noncontrolling interests	0.00%	15.00%	0.00%
OpenKey [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling ownership interest	13.63%	16.51%	13.63%					100.00%
Ownership interest	40.06%	43.90%	40.06%
Net (income) loss attributable to redeemable noncontrolling interests | $	$ 1,100,000	$ (1,329,000)	$ (1,143,000)	$ 0
Activity of Member Interest
Redeemable noncontrolling interests	46.31%	39.59%	46.31%
OpenKey [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling ownership interest								49.28%
Ownership interest								38.49%
Ashford LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling ownership interest	0.00%	0.00%	0.00%
Ownership interest	99.80%	99.80%	99.80%
Activity of Member Interest
Redeemable noncontrolling interests		0.20%					0.20%